EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Net income, as reported	$ 32,707	$ (19,298)	$ 73,846	$ 75,752	$ (12,027)	$ (13,080)	$ 73,671	$ 75,371	$ 163,007	$ 123,935	$ 231,013
Basic earnings per share
Weighted average shares of common stock outstanding-basic (in shares)									94,798,000	89,242,000	87,689,000
Basic earnings per common share (in dollars per share)	$ 0.34	$ (0.20)	$ 0.78	$ 0.82	$ (0.16)	$ (0.15)	$ 0.83	$ 0.87	$ 1.72	$ 1.39	$ 2.63
Diluted earnings per share
Weighted average shares of common stock outstanding-basic (in shares)									94,798,000	89,242,000	87,689,000
Incremental shares (in shares)									305,000	354,000	626,000
Diluted (in shares)									95,103,000	89,596,000	88,315,000
Diluted earnings per common share (in dollars per share)	$ 0.34	$ (0.20)	$ 0.77	$ 0.82	$ (0.17)	$ (0.15)	$ 0.83	$ 0.87	$ 1.71	$ 1.38	$ 2.62
Anti-dilutive securities excluded from the calculation of diluted earnings per share (in shares)									74,000	0	0